Summary of Assets Acquired and Liabilities Assumed Adjusted to Reflect Purchase Price Allocation as of Date of Acquisition (Detail) (JPY ¥) In Millions, unless otherwise specified	1 Months Ended
	Nov. 30, 2012 Log Max AB and Log Max Inc.	May 18, 2011 Gigaphoton Inc
Consideration
Cash and cash equivalents	¥ 6,782	¥ 7,500
Fair value of total consideration transferred	6,782	7,500
Fair value of Komatsu's equity interest in Gigaphoton held before the business combination		7,500
Business Combination, Consideration Transferred, Including Equity Interest in Acquiree Held Prior to Combination, Total		15,000
Acquisiton-related cost (included in selling, general and administrative expenses)	298	36
Recognized amounts of identifiable assets and liabilities assumed
Current assets	2,340	14,859
Property, plant and equipment	50	2,376
Intangible assets	3,758	7,425
Other assets	16	15
Total assets acquired	6,164	24,675
Current liabilities	(492)	(7,860)
Long-term liabilities	(931)	(2,896)
Total liabilities assumed	(1,423)	(10,756)
Net assets acquired	4,741	13,919
Goodwill	2,041	1,081
Business Combination, Recognized Identifiable Assets Acquired, Goodwill, and Liabilities Assumed, Net, Total	¥ 6,782	¥ 15,000